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For Internal Use Only	RECEIVED	Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

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2014 JUL -7 PM 1:23

SEC / MR

SEC Mail Processing Section JUL 7 2014 Washington DC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010489

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

CEMP U.S. Large Cap 500 Volatility Weighted Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad

6. Ticker Symbol(s) of New Derivative Securities Product:

CFA

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Chief Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

July 2, 2014

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	
Rule	
Public Availability:	JUL 07 2014

Martha Redding
Chief Counsel
Assistant Corporate Secretary

NYSE

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005
tel: 212.656.2938
mredding@nyx.com

RECEIVED
2014 JUL -7 PM 1: 22
SEC / MR

SEC
Mail Processing
Section
JUL 7 2014
Washington DC
404

Via Overnight Mail

July 2, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: COMPASS EMP FUNDS

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Fund CDC
- Compass EMP U.S. 500 Volatility Weighted Index ETF CFA
- Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF CFO

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 07 2014